                         METLIFE INSURANCE COMPANY USA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
           THE PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class VA, XC, L, L-4 Year and C variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.


1. MONEY MARKET INVESTMENT PORTFOLIO


Throughout the prospectuses, all references to "money market investment portfolio" and "BlackRock Money Market Portfolio" are replaced with "BlackRock Ultra-Short Term Bond Portfolio."


2. HIGHLIGHTS


In the "HIGHLIGHTS" section, add the following disclosure to the last paragraph:


      There is no death benefit during the income phase, however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


3. INVESTMENT OPTIONS


In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "Met Investors Series Trust (Class B)" through "Met Investors Series Trust -- MetLife Asset Allocation Program (Class
B)" with the investment portfolio information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, add the following disclosure:


      The investment portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


      (a) AB Global Dynamic Allocation Portfolio


      (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) AQR Global Risk Balanced Portfolio


      (d) BlackRock Global Tactical Strategies Portfolio

                                                                  SUPP-MOCAMS516

      (e) Invesco Balanced-Risk Allocation Portfolio


      (f) JPMorgan Global Active Allocation Portfolio


      (g) MetLife Balanced Plus Portfolio


      (h) MetLife Multi-Index Targeted Risk Portfolio


      (i) PanAgora Global Diversified Risk Portfolio


      (j) Pyramis(R) Managed Risk Portfolio


      (k) Schroders Global Multi-Asset Portfolio


      Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above investment portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an investment portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your account value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other investment portfolios may offer the potential for higher returns.


      If you elect certain optional riders, you will be subject to investment allocation restrictions that include these investment portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the investment portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


4. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under "Description of GMIB Plus," replace the "Allocation Limitations" subsection with the following:


      If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


           (a)   the AB Global Dynamic Allocation Portfolio
           (b)   the Allianz Global Investors Dynamic Multi-Asset Plus
           Portfolio
           (c)   the American Funds(R) Balanced Allocation Portfolio

           (d)   the American Funds(R) Growth Allocation Portfolio
           (e)   the American Funds(R) Moderate Allocation Portfolio
           (f)   the AQR Global Risk Balanced Portfolio
           (g)   the Barclays Aggregate Bond Index Portfolio
           (h)   the BlackRock Global Tactical Strategies Portfolio
           (i)   the BlackRock Ultra-Short Term Bond Portfolio
           (j)   the Invesco Balanced-Risk Allocation Portfolio
           (k)   the JPMorgan Global Active Allocation Portfolio
           (l)   the MetLife Asset Allocation 20 Portfolio
           (m)   the MetLife Asset Allocation 40 Portfolio
           (n)   the MetLife Asset Allocation 60 Portfolio
           (o)   the MetLife Asset Allocation 80 Portfolio
           (p)   the MetLife Balanced Plus Portfolio
           (q)   the MetLife Multi-Index Targeted Risk Portfolio
           (r)   the PanAgora Global Diversified Risk Portfolio
           (s)   the Pyramis(R) Government Income Portfolio
           (t)   the Pyramis(R) Managed Risk Portfolio
           (u)   the Schroders Global Multi-Asset Portfolio
           (v)   the SSGA Growth and Income ETF Portfolio
           (w)   the SSGA Growth ETF Portfolio


      You may also elect to participate in the Enhanced Dollar Cost Averaging
      (EDCA) program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios. You may not participate in the Dollar Cost Averaging (DCA) program. (The EDCA program is not available with Class C contracts.)


      Restrictions on Subsequent Purchase Payments for GMIB Plus after Rider Terminates. If you elected the GMIB Plus rider and it terminates, any restrictions on subsequent purchase payments will no longer apply.


5. LIVING BENEFITS


In the "LIVING BENEFITS" section, under "Description of the Lifetime Withdrawal Guarantee," replace the "Investment Allocation Restrictions" paragraph with the following:


      INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


           (a)   the AB Global Dynamic Allocation Portfolio
           (b)   the Allianz Global Investors Dynamic Multi-Asset Plus
           Portfolio
           (c)   the American Funds(R) Balanced Allocation Portfolio
           (d)   the American Funds(R) Growth Allocation Portfolio
           (e)   the American Funds(R) Moderate Allocation Portfolio
           (f)   the AQR Global Risk Balanced Portfolio
           (g)   the Barclays Aggregate Bond Index Portfolio
           (h)   the BlackRock Global Tactical Strategies Portfolio
           (i)   the BlackRock Ultra-Short Term Bond Portfolio
           (j)   the Invesco Balanced-Risk Allocation Portfolio
           (k)   the JPMorgan Global Active Allocation Portfolio

           (l)   the MetLife Asset Allocation 20 Portfolio
           (m)   the MetLife Asset Allocation 40 Portfolio
           (n)   the MetLife Asset Allocation 60 Portfolio
           (o)   the MetLife Asset Allocation 80 Portfolio
           (p)   the MetLife Balanced Plus Portfolio
           (q)   the MetLife Multi-Index Targeted Risk Portfolio
           (r)   the PanAgora Global Diversified Risk Portfolio
           (s)   the Pyramis(R) Government Income Portfolio
           (t)   the Pyramis(R) Managed Risk Portfolio
           (u)   the Schroders Global Multi-Asset Portfolio
           (v)   the SSGA Growth and Income ETF Portfolio
           (w)   the SSGA Growth ETF Portfolio


      You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios. (The EDCA program is not available with Class C contracts.)


6. OTHER INFORMATION


In the "OTHER INFORMATION" section, under "MetLife USA," add the following paragraph:


      On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.


In the "OTHER INFORMATION" section, under "Selling Firms," add the following paragraph:


      On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MetLife Securities. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MetLife Securities will no longer be affiliated with MetLife Insurance Company USA.


In the "OTHER INFORMATION" section, under "Requests and Elections," the fax number is changed to (877) 547-9666 and metlifeinvestors.com is replaced with metlife.com.

7. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectuses with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


8. APPENDIX A


At the end of APPENDIX A, add the following:


         DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
         Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class E) (closed effective May 1, 2016); and Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).


         Effective as of May 1, 2016:


         o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


         o Met Investors Series Trust: Pioneer Fund Portfolio (Class B) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B); and


         o Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class E) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).


9. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                        Telephone: 800-343-8496

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio        0.61%         0.25%       0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.42%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation         0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio             --           0.55%       0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio            0.61%         0.25%       0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio                0.60%         0.25%       0.07%

 Clarion Global Real Estate Portfolio         0.60%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio       0.55%         0.25%       0.02%

 Goldman Sachs Mid Cap Value Portfolio        0.71%         0.25%        0.04%

 Harris Oakmark International Portfolio        0.77%         0.25%       0.06%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                    0.56%         0.25%       0.02%

 Invesco Mid Cap Value Portfolio              0.64%         0.25%        0.04%

 Invesco Small Cap Growth Portfolio            0.85%         0.25%       0.02%

 JPMorgan Core Bond Portfolio                 0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation             0.72%         0.25%       0.06%
  Portfolio

 Loomis Sayles Global Markets Portfolio       0.70%         0.25%        0.08%

 Met/Aberdeen Emerging Markets Equity          0.88%         0.25%       0.14%
  Portfolio

 Met/Eaton Vance Floating Rate Portfolio      0.60%         0.25%        0.07%

 Met/Franklin Low Duration Total Return        0.49%         0.25%       0.05%
  Portfolio

 MetLife Asset Allocation 100 Portfolio       0.07%         0.25%        0.01%

 MetLife Balanced Plus Portfolio               0.24%         0.25%         --

 MetLife Multi-Index Targeted Risk            0.17%         0.25%        0.02%
  Portfolio

 MetLife Small Cap Value Portfolio             0.75%         0.25%       0.02%

 MFS(R) Research International Portfolio      0.69%         0.25%        0.07%

 PanAgora Global Diversified Risk              0.65%         0.25%       0.60%
  Portfolio

 PIMCO Inflation Protected Bond               0.47%         0.25%        0.15%
  Portfolio

 PIMCO Total Return Portfolio                  0.48%         0.25%       0.04%

 Pyramis(R) Government Income Portfolio       0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio             0.45%         0.25%       0.04%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio       0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-     0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio           0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies        0.12%       1.04%         0.03%         1.01%
  Portfolio

 BlackRock High Yield Portfolio               0.06%       0.98%           --          0.98%

 Clarion Global Real Estate Portfolio          --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio        --        0.82%         0.00%         0.82%

 Goldman Sachs Mid Cap Value Portfolio         --        1.00%           --          1.00%

 Harris Oakmark International Portfolio         --        1.08%         0.02%         1.06%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio             0.08%       1.01%         0.02%         0.99%

 Invesco Small Cap Growth Portfolio             --        1.12%         0.02%         1.10%

 JPMorgan Core Bond Portfolio                  --        0.82%         0.13%         0.69%

 JPMorgan Global Active Allocation              --        1.03%         0.04%         0.99%
  Portfolio

 Loomis Sayles Global Markets Portfolio        --        1.03%           --          1.03%

 Met/Aberdeen Emerging Markets Equity           --        1.27%         0.05%         1.22%
  Portfolio

 Met/Eaton Vance Floating Rate Portfolio       --        0.92%           --          0.92%

 Met/Franklin Low Duration Total Return         --        0.79%         0.02%         0.77%
  Portfolio

 MetLife Asset Allocation 100 Portfolio      0.68%       1.01%           --          1.01%

 MetLife Balanced Plus Portfolio              0.42%       0.91%         0.00%         0.91%

 MetLife Multi-Index Targeted Risk           0.22%       0.66%           --          0.66%
  Portfolio

 MetLife Small Cap Value Portfolio            0.07%       1.09%         0.00%         1.09%

 MFS(R) Research International Portfolio       --        1.01%         0.06%         0.95%

 PanAgora Global Diversified Risk             0.04%       1.54%         0.20%         1.34%
  Portfolio

 PIMCO Inflation Protected Bond                --        0.87%         0.01%         0.86%
  Portfolio

 PIMCO Total Return Portfolio                   --        0.77%         0.04%         0.73%

 Pyramis(R) Government Income Portfolio        --        0.70%         0.00%         0.70%

 Pyramis(R) Managed Risk Portfolio            0.53%       1.27%         0.11%         1.16%


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 Schroders Global Multi-Asset Portfolio       0.64%         0.25%        0.08%

 SSGA Growth and Income ETF Portfolio          0.31%         0.25%         --

 SSGA Growth ETF Portfolio                    0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio       0.57%         0.25%       0.02%

 T. Rowe Price Mid Cap Growth Portfolio       0.75%         0.25%        0.03%

 METROPOLITAN SERIES FUND
 Baillie Gifford International Stock          0.79%         0.25%        0.07%
  Portfolio

 Barclays Aggregate Bond Index Portfolio       0.25%         0.30%       0.03%

 BlackRock Ultra-Short Term Bond              0.34%         0.25%        0.03%
  Portfolio

 Frontier Mid Cap Growth Portfolio             0.71%         0.25%       0.03%

 Jennison Growth Portfolio                    0.60%         0.25%        0.02%

 Met/Artisan Mid Cap Value Portfolio           0.81%         0.25%       0.03%

 Met/Dimensional International Small          0.81%         0.25%        0.14%
  Company Portfolio

 Met/Wellington Core Equity                    0.70%         0.25%       0.02%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio        0.09%         0.25%        0.02%

 MetLife Asset Allocation 40 Portfolio         0.06%         0.25%         --

 MetLife Asset Allocation 60 Portfolio        0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio         0.05%         0.25%         --

 MetLife Mid Cap Stock Index Portfolio        0.25%         0.30%        0.04%

 MetLife Stock Index Portfolio                 0.25%         0.25%       0.02%

 MFS(R) Value Portfolio                       0.70%         0.25%        0.02%

 MSCI EAFE(R) Index Portfolio                  0.30%         0.30%       0.10%

 Neuberger Berman Genesis Portfolio           0.81%         0.25%        0.03%

 Russell 2000(R) Index Portfolio               0.25%         0.30%       0.06%

 T. Rowe Price Large Cap Growth               0.60%         0.25%        0.02%
  Portfolio

 Western Asset Management Strategic            0.59%         0.25%       0.04%
  Bond Opportunities Portfolio

 Western Asset Management                     0.47%         0.25%        0.02%
  U.S. Government Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
 Schroders Global Multi-Asset Portfolio      0.01%       0.98%           --          0.98%

 SSGA Growth and Income ETF Portfolio         0.22%       0.78%           --          0.78%

 SSGA Growth ETF Portfolio                   0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio        --        0.84%           --          0.84%

 T. Rowe Price Mid Cap Growth Portfolio        --        1.03%           --          1.03%

 METROPOLITAN SERIES FUND
 Baillie Gifford International Stock           --        1.11%         0.12%         0.99%
  Portfolio

 Barclays Aggregate Bond Index Portfolio        --        0.58%         0.01%         0.57%

 BlackRock Ultra-Short Term Bond               --        0.62%         0.02%         0.60%
  Portfolio

 Frontier Mid Cap Growth Portfolio              --        0.99%         0.02%         0.97%

 Jennison Growth Portfolio                     --        0.87%         0.08%         0.79%

 Met/Artisan Mid Cap Value Portfolio            --        1.09%           --          1.09%

 Met/Dimensional International Small           --        1.20%         0.01%         1.19%
  Company Portfolio

 Met/Wellington Core Equity                     --        0.97%         0.12%         0.85%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio       0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio        0.56%       0.87%           --          0.87%

 MetLife Asset Allocation 60 Portfolio       0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio        0.65%       0.95%           --          0.95%

 MetLife Mid Cap Stock Index Portfolio       0.01%       0.60%         0.00%         0.60%

 MetLife Stock Index Portfolio                  --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                        --        0.97%         0.14%         0.83%

 MSCI EAFE(R) Index Portfolio                 0.01%       0.71%         0.00%         0.71%

 Neuberger Berman Genesis Portfolio            --        1.09%         0.01%         1.08%

 Russell 2000(R) Index Portfolio              0.01%       0.62%         0.00%         0.62%

 T. Rowe Price Large Cap Growth                --        0.87%         0.02%         0.85%
  Portfolio

 Western Asset Management Strategic             --        0.88%         0.04%         0.84%
  Bond Opportunities Portfolio

 Western Asset Management                      --        0.74%         0.01%         0.73%

  U.S. Government Portfolio


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Goldman Sachs Mid Cap Value Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R) Emerging Markets Equity Portfolio)

     Met/Eaton Vance Floating Rate Portfolio (Class B)

     Met/Franklin Low Duration Total Return Portfolio (Class B)

     MetLife Asset Allocation 100 Portfolio (Class B)

     MetLife Balanced Plus Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MetLife Small Cap Value Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock Money Market Portfolio)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     Met/Wellington Core Equity Opportunities Portfolio (Class B)

     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     MSCI EAFE(R) Index Portfolio (Class G)

     Neuberger Berman Genesis Portfolio (Class B)

     Russell 2000(R) Index Portfolio (Class G)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 Allianz Global Investors Dynamic             Seeks total return.
 Multi-Asset Plus Portfolio (Class B)
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Goldman Sachs Mid Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)    Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.



             INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -------------------------------------------
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic             MetLife Advisers, LLC
 Multi-Asset Plus Portfolio (Class B)         Subadviser: Allianz Global Investors
                                              U.S. LLC
 American Funds(R) Balanced Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           MetLife Advisers, LLC; Capital Research
 (Class C)                                    and Management Company
 American Funds(R) Moderate Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     MetLife Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Clarion Global Real Estate Portfolio         MetLife Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      MetLife Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Goldman Sachs Mid Cap Value Portfolio        MetLife Advisers, LLC
 (Class B)                                    Subadviser: Goldman Sachs Asset
                                              Management, L.P.
 Harris Oakmark International Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)    MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       MetLife Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 Met/Aberdeen Emerging Markets Equity        Seeks capital appreciation.
 Portfolio (Class B) (formerly MFS(R)
 Emerging Markets Equity Portfolio)
 Met/Eaton Vance Floating Rate Portfolio     Seeks a high level of current income.
 (Class B)
 Met/Franklin Low Duration Total Return      Seeks a high level of current income, while
 Portfolio (Class B)                         seeking preservation of shareholders' capital.
 MetLife Asset Allocation 100 Portfolio      Seeks growth of capital.
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)   Seeks a balance between a high level of
                                             current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio (Class B)                         and current income, with a greater emphasis
                                             on growth of capital.
 MetLife Small Cap Value Portfolio           Seeks long-term capital appreciation.
 (Class B)
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio    Seeks maximum real return, consistent with
 (Class B)                                   preservation of capital and prudent
                                             investment management.
 PIMCO Total Return Portfolio (Class B)      Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Pyramis(R) Government Income Portfolio      Seeks a high level of current income,
 (Class B)                                   consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio           Seeks total return.
 (Class B)
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
 (Class B)                                   income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)         Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
 (Class B)                                   investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 T. Rowe Price Mid Cap Growth Portfolio      Seeks long-term growth of capital.
 (Class B)
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock         Seeks long-term growth of capital.
 Portfolio (Class B)
 Barclays Aggregate Bond Index Portfolio     Seeks to track the performance of the
 (Class G)                                   Barclays U.S. Aggregate Bond Index.
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B) (formerly BlackRock     consistent with preservation of capital.
 Money Market Portfolio)
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Met/Aberdeen Emerging Markets Equity        MetLife Advisers, LLC
 Portfolio (Class B) (formerly MFS(R)        Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)          Limited
 Met/Eaton Vance Floating Rate Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: Eaton Vance Management
 Met/Franklin Low Duration Total Return      MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Franklin Advisers, Inc.
 MetLife Asset Allocation 100 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)   MetLife Advisers, LLC
                                             Subadviser: Overlay Portion: Pacific
                                             Investment Management Company LLC
 MetLife Multi-Index Targeted Risk           MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Overlay Portion: MetLife
                                             Investment Advisors, LLC
 MetLife Small Cap Value Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadvisers: Delaware Investments Fund
                                             Advisers; Wells Capital Management
                                             Incorporated (formerly Third Avenue
                                             Management LLC)
 MFS(R) Research International Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 PanAgora Global Diversified Risk            MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Inflation Protected Bond Portfolio    MetLife Advisers, LLC
 (Class B)                                   Subadviser: Pacific Investment Management
                                             Company LLC
 PIMCO Total Return Portfolio (Class B)      MetLife Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Pyramis(R) Government Income Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadvisers: Schroder Investment
                                             Management North America Inc.; Schroder
                                             Investment Management North America
                                             Limited
 SSGA Growth and Income ETF Portfolio        MetLife Advisers, LLC
 (Class B)                                   Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)         MetLife Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock         MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Baillie Gifford Overseas Limited
 Barclays Aggregate Bond Index Portfolio     MetLife Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 BlackRock Ultra-Short Term Bond             MetLife Advisers, LLC
 Portfolio (Class B) (formerly BlackRock     Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Frontier Mid Cap Growth Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Met/Artisan Mid Cap Value Portfolio         Seeks long-term capital growth.
 (Class B)
 Met/Dimensional International Small         Seeks long-term capital appreciation.
 Company Portfolio (Class B)
 Met/Wellington Core Equity                  Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 MetLife Asset Allocation 20 Portfolio       Seeks a high level of current income, with
 (Class B)                                   growth of capital as a secondary objective.
 MetLife Asset Allocation 40 Portfolio       Seeks high total return in the form of income
 (Class B)                                   and growth of capital, with a greater
                                             emphasis on income.
 MetLife Asset Allocation 60 Portfolio       Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 MetLife Asset Allocation 80 Portfolio       Seeks growth of capital.
 (Class B)
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 MSCI EAFE(R) Index Portfolio (Class G)      Seeks to track the performance of the MSCI
                                             EAFE(R) Index.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 Russell 2000(R) Index Portfolio (Class G)   Seeks to track the performance of the Russell
                                             2000(R) Index.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Jennison Growth Portfolio (Class B)         MetLife Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Met/Artisan Mid Cap Value Portfolio         MetLife Advisers, LLC
 (Class B)                                   Subadviser: Artisan Partners Limited
                                             Partnership
 Met/Dimensional International Small         MetLife Advisers, LLC
 Company Portfolio (Class B)                 Subadviser: Dimensional Fund Advisors LP
 Met/Wellington Core Equity                  MetLife Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 MetLife Asset Allocation 20 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 40 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 60 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 80 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Mid Cap Stock Index Portfolio       MetLife Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            MetLife Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 MSCI EAFE(R) Index Portfolio (Class G)      MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 Neuberger Berman Genesis Portfolio          MetLife Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 Russell 2000(R) Index Portfolio (Class G)   MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 T. Rowe Price Large Cap Growth Portfolio    MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond     MetLife Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    MetLife Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company

                         METLIFE INSURANCE COMPANY USA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
            THE PROSPECTUS DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated November 9, 2006 (as supplemented) for the Class AA variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (888) 562-2027 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.


1. HIGHLIGHTS


In the "HIGHLIGHTS" section, add the following disclosure to the last paragraph:


      There is no death benefit during the income phase, however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


2. INVESTMENT OPTIONS


In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "AIM Variable Insurance Funds (Series II)" through "Met Investors Series Trust -- Gallatin Asset Allocation Portfolios (Class B)" with the investment portfolio information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, add the following disclosure:


      The investment portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


      (a) AB Global Dynamic Allocation Portfolio


      (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) AQR Global Risk Balanced Portfolio


      (d) BlackRock Global Tactical Strategies Portfolio


      (e) Invesco Balanced-Risk Allocation Portfolio


      (f) JPMorgan Global Active Allocation Portfolio


      (g) MetLife Balanced Plus Portfolio

                                                                  SUPP-MOCAAA516

      (h) MetLife Multi-Index Targeted Risk Portfolio


      (i) PanAgora Global Diversified Risk Portfolio


      (j) Pyramis(R) Managed Risk Portfolio


      (k) Schroders Global Multi-Asset Portfolio


      Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above investment portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an investment portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your account value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other investment portfolios may offer the potential for higher returns.


      If you elect certain optional riders, you will be subject to investment allocation restrictions that include these investment portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the investment portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


In the "INVESTMENT OPTIONS" section, under "Dollar Cost Averaging Programs -
1. Standard Dollar Cost Averaging (DCA)," replace the first paragraph with the following:


      This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.


In the "INVESTMENT OPTIONS" section, under "Dollar Cost Averaging Programs -
2. Enhanced Dollar Cost Averaging Program (EDCA)," replace the last paragraph with the following:


      If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


3. OTHER INFORMATION


In the "OTHER INFORMATION" section, under "MetLife USA," add the following paragraph:


      On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.


In the "OTHER INFORMATION" section, under "Requests and Elections," metlifeinvestors.com is replaced with metlife.com.


4. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


5. APPENDIX A


Replace the first paragraph under "Discontinued Investment Portfolios" at the end of Appendix A with the following:


      DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust: Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed effective April 25, 2002); (b) Scudder Variable Series II: Scudder Government & Agency Securities Portfolio and Scudder Small Cap Growth Portfolio (closed effective May 1, 2002); (c) Met Investors Series Trust (Class A): Lord Abbett Growth and Income Portfolio and for contracts issued prior to May 1, 2002, Western Asset Management Strategic Bond Opportunities Portfolio (closed effective May 1, 2004) and for contracts issued prior to May 1, 2003, Lord Abbett Mid-Cap Value Portfolio, MFS(R) Research International Portfolio; T. Rowe Price Mid-Cap Growth Portfolio (closed effective May 1, 2004); Third Avenue Small Cap Value Portfolio

      (closed effective May 1, 2005); (d) PIMCO Variable Insurance Trust (Administrative Class): PIMCO VIT Total Return Portfolio (closed effective November 22, 2004); (e) AIM Variable Insurance Funds (Series II Shares): AIM V.I. Capital Appreciation Fund (closed effective May 1,
      2006); and (f) Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class E) (closed effective May 1, 2016) and Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (closed effective May 1, 2016).


      Effective as of May 1, 2016:


         o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio; and


         o Met Investors Series Trust: Pioneer Fund Portfolio (Class B) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B).


6. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                      Telephone: (888) 562-2027

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund        0.71%         0.25%       0.30%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                       0.45%         0.25%       0.09%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                    0.75%         0.25%       0.03%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio        0.61%         0.25%       0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.42%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation         0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Moderate Allocation         0.06%         0.55%       0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies          0.66%         0.25%       0.01%
  Portfolio

 Clarion Global Real Estate Portfolio         0.60%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio       0.55%         0.25%       0.02%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                    0.56%         0.25%       0.02%

 Invesco Mid Cap Value Portfolio              0.64%         0.25%        0.04%

 Invesco Small Cap Growth Portfolio            0.85%         0.25%       0.02%

 JPMorgan Global Active Allocation            0.72%         0.25%        0.06%
  Portfolio

 Met/Aberdeen Emerging Markets Equity          0.88%         0.25%       0.14%
  Portfolio

 Met/Franklin Low Duration Total Return       0.49%         0.25%        0.05%
  Portfolio

 MetLife Asset Allocation 100 Portfolio        0.07%         0.25%       0.01%

 MetLife Balanced Plus Portfolio              0.24%         0.25%         --

 MetLife Multi-Index Targeted Risk             0.17%         0.25%       0.02%
  Portfolio

 MetLife Small Cap Value Portfolio            0.75%         0.25%        0.02%

 MFS(R) Research International Portfolio       0.69%         0.25%       0.07%

 Morgan Stanley Mid Cap Growth                0.65%         0.25%        0.03%
  Portfolio

 PanAgora Global Diversified Risk              0.65%         0.25%       0.60%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%         0.25%        0.04%

 Pyramis(R) Government Income Portfolio        0.42%         0.25%       0.03%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund       0.01%       1.27%         0.01%         1.26%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                      0.08%       0.87%           --          0.87%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                     --        1.03%           --          1.03%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio       0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-     0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Moderate Allocation        0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies         0.12%       1.04%         0.03%         1.01%
  Portfolio

 Clarion Global Real Estate Portfolio          --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio        --        0.82%         0.00%         0.82%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio             0.08%       1.01%         0.02%         0.99%

 Invesco Small Cap Growth Portfolio             --        1.12%         0.02%         1.10%

 JPMorgan Global Active Allocation             --        1.03%         0.04%         0.99%
  Portfolio

 Met/Aberdeen Emerging Markets Equity           --        1.27%         0.05%         1.22%
  Portfolio

 Met/Franklin Low Duration Total Return        --        0.79%         0.02%         0.77%
  Portfolio

 MetLife Asset Allocation 100 Portfolio       0.68%       1.01%           --          1.01%

 MetLife Balanced Plus Portfolio             0.42%       0.91%         0.00%         0.91%

 MetLife Multi-Index Targeted Risk            0.22%       0.66%           --          0.66%
  Portfolio

 MetLife Small Cap Value Portfolio           0.07%       1.09%         0.00%         1.09%

 MFS(R) Research International Portfolio        --        1.01%         0.06%         0.95%

 Morgan Stanley Mid Cap Growth                 --        0.93%         0.01%         0.92%
  Portfolio

 PanAgora Global Diversified Risk             0.04%       1.54%         0.20%         1.34%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.77%         0.04%         0.73%

 Pyramis(R) Government Income Portfolio         --        0.70%         0.00%         0.70%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Pyramis(R) Managed Risk Portfolio             0.45%         0.25%        0.04%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%       0.08%

 SSGA Growth and Income ETF Portfolio          0.31%         0.25%         --

 SSGA Growth ETF Portfolio                      0.32%         0.25%       0.02%

 T. Rowe Price Large Cap Value Portfolio       0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%       0.03%

METROPOLITAN SERIES FUND
 Baillie Gifford International Stock            0.79%         0.25%       0.07%
  Portfolio

 BlackRock Bond Income Portfolio               0.32%         0.25%        0.04%

 BlackRock Capital Appreciation Portfolio       0.69%          --         0.02%

 BlackRock Ultra-Short Term Bond               0.34%         0.25%        0.03%
  Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%       0.02%

 Loomis Sayles Small Cap Growth                0.90%         0.25%        0.05%
  Portfolio

 Met/Wellington Core Equity                     0.70%         0.25%       0.02%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio         0.09%         0.25%        0.02%

 MetLife Asset Allocation 40 Portfolio          0.06%         0.25%         --

 MetLife Asset Allocation 60 Portfolio         0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio          0.05%         0.25%         --

 MetLife Stock Index Portfolio                 0.25%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%       0.03%

 T. Rowe Price Large Cap Growth                0.60%         0.25%        0.02%
  Portfolio

 T. Rowe Price Small Cap Growth                 0.47%         0.25%       0.03%
  Portfolio

 Western Asset Management Strategic            0.59%         0.25%        0.04%
  Bond Opportunities Portfolio

 PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                    0.60%         0.15%        0.01%

 PIMCO Low Duration Portfolio                   0.50%         0.15%       0.01%

PUTNAM VARIABLE TRUST
 Putnam VT Multi-Cap Growth Fund                0.55%         0.25%       0.11%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Pyramis(R) Managed Risk Portfolio            0.53%       1.27%         0.11%         1.16%

 Schroders Global Multi-Asset Portfolio        0.01%       0.98%           --          0.98%

 SSGA Growth and Income ETF Portfolio         0.22%       0.78%           --          0.78%

 SSGA Growth ETF Portfolio                     0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio        --        0.84%           --          0.84%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

METROPOLITAN SERIES FUND
 Baillie Gifford International Stock             --        1.11%         0.12%         0.99%
  Portfolio

 BlackRock Bond Income Portfolio                --        0.61%         0.00%         0.61%

 BlackRock Capital Appreciation Portfolio        --        0.71%         0.05%         0.66%

 BlackRock Ultra-Short Term Bond                --        0.62%         0.02%         0.60%
  Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                 --        1.20%         0.09%         1.11%
  Portfolio

 Met/Wellington Core Equity                      --        0.97%         0.12%         0.85%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio        0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio         0.56%       0.87%           --          0.87%

 MetLife Asset Allocation 60 Portfolio        0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio         0.65%       0.95%           --          0.95%

 MetLife Stock Index Portfolio                  --        0.52%         0.01%         0.51%

 Neuberger Berman Genesis Portfolio              --        1.09%         0.01%         1.08%

 T. Rowe Price Large Cap Growth                 --        0.87%         0.02%         0.85%
  Portfolio

 T. Rowe Price Small Cap Growth                  --        0.75%           --          0.75%
  Portfolio

 Western Asset Management Strategic             --        0.88%         0.04%         0.84%
  Bond Opportunities Portfolio

 PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                     --        0.76%           --          0.76%

 PIMCO Low Duration Portfolio                    --        0.66%           --          0.66%

PUTNAM VARIABLE TRUST
 Putnam VT Multi-Cap Growth Fund                 --        0.91%           --          0.91%


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R) Emerging Markets Equity Portfolio)

     Met/Franklin Low Duration Total Return Portfolio (Class B)

     MetLife Asset Allocation 100 Portfolio (Class B)

     MetLife Balanced Plus Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MetLife Small Cap Value Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock Money Market Portfolio)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Wellington Core Equity Opportunities Portfolio (Class B)

     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)



PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Multi-Cap Growth Fund

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. International Growth Fund       Seeks long-term growth of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Equity-Income Portfolio                      Seeks reasonable income. The fund will also
                                              consider the potential for capital
                                              appreciation. The fund's goal is to achieve a
                                              yield which exceeds the composite yield on
                                              the securities comprising the S&P 500(R)
                                              Index.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                   Seeks long-term capital growth.
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 Allianz Global Investors Dynamic             Seeks total return.
 Multi-Asset Plus Portfolio (Class B)
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)    Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. International Growth Fund       Invesco Advisers, Inc.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Equity-Income Portfolio                      Fidelity Management & Research Company
                                              Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                   Templeton Investment Counsel, LLC
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic             MetLife Advisers, LLC
 Multi-Asset Plus Portfolio (Class B)         Subadviser: Allianz Global Investors
                                              U.S. LLC
 American Funds(R) Balanced Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 Clarion Global Real Estate Portfolio         MetLife Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      MetLife Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation Portfolio   MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)    MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 Met/Aberdeen Emerging Markets Equity        Seeks capital appreciation.
 Portfolio (Class B) (formerly MFS(R)
 Emerging Markets Equity Portfolio)
 Met/Franklin Low Duration Total Return      Seeks a high level of current income, while
 Portfolio (Class B)                         seeking preservation of shareholders' capital.
 MetLife Asset Allocation 100 Portfolio      Seeks growth of capital.
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)   Seeks a balance between a high level of
                                             current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio (Class B)                         and current income, with a greater emphasis
                                             on growth of capital.
 MetLife Small Cap Value Portfolio           Seeks long-term capital appreciation.
 (Class B)
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio (Class B)
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio (Class B)
 PIMCO Total Return Portfolio (Class B)      Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Pyramis(R) Government Income Portfolio      Seeks a high level of current income,
 (Class B)                                   consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio           Seeks total return.
 (Class B)
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
 (Class B)                                   income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)         Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
 (Class B)                                   investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 T. Rowe Price Mid Cap Growth Portfolio      Seeks long-term growth of capital.
 (Class B)
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock         Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
 (Class B)                                   from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B) (formerly BlackRock     consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Met/Aberdeen Emerging Markets Equity        MetLife Advisers, LLC
 Portfolio (Class B) (formerly MFS(R)        Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)          Limited
 Met/Franklin Low Duration Total Return      MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Franklin Advisers, Inc.
 MetLife Asset Allocation 100 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)   MetLife Advisers, LLC
                                             Subadviser: Overlay Portion: Pacific
                                             Investment Management Company LLC
 MetLife Multi-Index Targeted Risk           MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Overlay Portion: MetLife
                                             Investment Advisors, LLC
 MetLife Small Cap Value Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadvisers: Delaware Investments Fund
                                             Advisers; Wells Capital Management
                                             Incorporated (formerly Third Avenue
                                             Management LLC)
 MFS(R) Research International Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Morgan Stanley Investment
                                             Management Inc.
 PanAgora Global Diversified Risk            MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Total Return Portfolio (Class B)      MetLife Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Pyramis(R) Government Income Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio           MetLife Advisers, LLC
 (Class B)                                   Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadvisers: Schroder Investment
                                             Management North America Inc.; Schroder
                                             Investment Management North America
                                             Limited
 SSGA Growth and Income ETF Portfolio        MetLife Advisers, LLC
 (Class B)                                   Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)         MetLife Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio      MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock         MetLife Advisers, LLC
 Portfolio (Class B)                         Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio             MetLife Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio    MetLife Advisers, LLC
 (Class A)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             MetLife Advisers, LLC
 Portfolio (Class B) (formerly BlackRock     Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)         MetLife Advisers, LLC
                                             Subadviser: Jennison Associates LLC

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio (Class B)
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)          over time and, secondarily, long-term capital
                                            appreciation and current income.
 MetLife Asset Allocation 20 Portfolio      Seeks a high level of current income, with
 (Class B)                                  growth of capital as a secondary objective.
 MetLife Asset Allocation 40 Portfolio      Seeks high total return in the form of income
 (Class B)                                  and growth of capital, with a greater
                                            emphasis on income.
 MetLife Asset Allocation 60 Portfolio      Seeks a balance between a high level of
 (Class B)                                  current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 MetLife Asset Allocation 80 Portfolio      Seeks growth of capital.
 (Class B)
 MetLife Stock Index Portfolio (Class B)    Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 Neuberger Berman Genesis Portfolio         Seeks high total return, consisting principally
 (Class B)                                  of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 (Class B)
 T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.
 (Class B)
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)          with preservation of capital.
 PIMCO VARIABLE INSURANCE TRUST
 (ADMINISTRATIVE CLASS)

 PIMCO High Yield Portfolio                 Seeks maximum total return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PIMCO Low Duration Portfolio               Seeks maximum total return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Multi-Cap Growth Fund            Seeks long-term capital appreciation.



            INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -------------------------------------------
 Loomis Sayles Small Cap Growth             MetLife Advisers, LLC
 Portfolio (Class B)                        Subadviser: Loomis, Sayles & Company, L.P.
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio (Class B)          Subadviser: Wellington Management
                                            Company LLP
 MetLife Asset Allocation 20 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 40 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 60 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 80 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Stock Index Portfolio (Class B)    MetLife Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 Neuberger Berman Genesis Portfolio         MetLife Advisers, LLC
 (Class B)                                  Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio   MetLife Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio   MetLife Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    MetLife Advisers, LLC
 Opportunities Portfolio (Class B)          Subadviser: Western Asset Management
                                            Company
 PIMCO VARIABLE INSURANCE TRUST
 (ADMINISTRATIVE CLASS)

 PIMCO High Yield Portfolio                 Pacific Investment Management Company
                                            LLC
 PIMCO Low Duration Portfolio               Pacific Investment Management Company
                                            LLC
 PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Multi-Cap Growth Fund            Putnam Investment Management, LLC

                         METLIFE INSURANCE COMPANY USA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
           THE PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class A and B variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 709-2811 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.


1. HIGHLIGHTS


In the "HIGHLIGHTS" section, add the following disclosure to the last paragraph:


      There is no death benefit during the income phase, however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


2. INVESTMENT OPTIONS


In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "American Funds Insurance Series (Class 2)" through "Met Investors Series Trust -- MetLife Asset Allocation Program (Class
B)" with the investment portfolio information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, add the following disclosure:


      The investment portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


      (a) AB Global Dynamic Allocation Portfolio


      (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) AQR Global Risk Balanced Portfolio


      (d) BlackRock Global Tactical Strategies Portfolio


      (e) Invesco Balanced-Risk Allocation Portfolio


      (f) JPMorgan Global Active Allocation Portfolio


      (g) MetLife Balanced Plus Portfolio

      (h) MetLife Multi-Index Targeted Risk Portfolio


      (i) PanAgora Global Diversified Risk Portfolio


      (j) Pyramis(R) Managed Risk Portfolio


      (k) Schroders Global Multi-Asset Portfolio


      Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above investment portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an investment portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your account value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other investment portfolios may offer the potential for higher returns.


      If you elect certain optional riders, you will be subject to investment allocation restrictions that include these investment portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the investment portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


In the "INVESTMENT OPTIONS" section, under "Dollar Cost Averaging Programs -
1. Standard Dollar Cost Averaging (DCA)," replace the first paragraph with the following:


      This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.


In the "INVESTMENT OPTIONS" section, under "Dollar Cost Averaging Programs -
2. Enhanced Dollar Cost Averaging Program (EDCA)," replace the last paragraph with the following:


For Class B contracts:

      If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


For Class A contracts:


      If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio.


3. OTHER INFORMATION


In the "OTHER INFORMATION" section, under "MetLife USA," add the following paragraph:


      On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.


In the "OTHER INFORMATION" section, under "Requests and Elections," metlifeinvestors.com is replaced with metlife.com.


4. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectuses with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


5. APPENDIX A


Add the following to the "Discontinued Investment Portfolios" section at the end of Appendix A:


      Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016) and Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (closed effective May 1, 2016).


      Effective as of May 1, 2016:

      o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


      o Met Investors Series Trust: Pioneer Fund Portfolio (Class A) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A); and


      o  Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class
         A) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).


6. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                      Telephone: (800) 709-2811

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund             0.52%         0.25%       0.03%

 American Funds Global Small                  0.69%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                    0.33%         0.25%       0.02%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio        0.61%         0.25%       0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.42%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio            0.61%         0.25%       0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio                0.60%         0.25%       0.07%

 Clarion Global Real Estate Portfolio         0.60%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio       0.55%         0.25%       0.02%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                    0.56%         0.25%       0.02%

 Invesco Mid Cap Value Portfolio              0.64%         0.25%        0.04%

 JPMorgan Global Active Allocation             0.72%         0.25%       0.06%
  Portfolio

 JPMorgan Small Cap Value Portfolio           0.77%         0.25%        0.05%

 Met/Aberdeen Emerging Markets Equity          0.88%         0.25%       0.14%
  Portfolio

 Met/Franklin Low Duration Total Return       0.49%         0.25%        0.05%
  Portfolio

 Met/Wellington Large Cap Research             0.56%         0.25%       0.03%
  Portfolio

 MetLife Asset Allocation 100 Portfolio       0.07%         0.25%        0.01%

 MetLife Balanced Plus Portfolio               0.24%         0.25%         --

 MetLife Multi-Index Targeted Risk            0.17%         0.25%        0.02%
  Portfolio

 MFS(R) Research International Portfolio       0.69%         0.25%       0.07%

 Morgan Stanley Mid Cap Growth                0.65%         0.25%        0.03%
  Portfolio

 Oppenheimer Global Equity Portfolio           0.66%         0.25%       0.05%

 PanAgora Global Diversified Risk             0.65%         0.25%        0.60%
  Portfolio

 PIMCO Inflation Protected Bond                0.47%         0.25%       0.15%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%         0.25%        0.04%

 Pyramis(R) Government Income Portfolio        0.42%         0.25%       0.03%

 Pyramis(R) Managed Risk Portfolio            0.45%         0.25%        0.04%

 Schroders Global Multi-Asset Portfolio        0.64%         0.25%       0.08%

 SSGA Growth and Income ETF Portfolio         0.31%         0.25%         --

 SSGA Growth ETF Portfolio                     0.32%         0.25%       0.02%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund              --        0.80%           --          0.80%

 American Funds Global Small                   --        0.98%           --          0.98%
  Capitalization Fund

 American Funds Growth Fund                     --        0.60%           --          0.60%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio       0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-     0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio           0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies        0.12%       1.04%         0.03%         1.01%
  Portfolio

 BlackRock High Yield Portfolio               0.06%       0.98%           --          0.98%

 Clarion Global Real Estate Portfolio          --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio        --        0.82%         0.00%         0.82%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio             0.08%       1.01%         0.02%         0.99%

 JPMorgan Global Active Allocation              --        1.03%         0.04%         0.99%
  Portfolio

 JPMorgan Small Cap Value Portfolio            --        1.07%         0.09%         0.98%

 Met/Aberdeen Emerging Markets Equity           --        1.27%         0.05%         1.22%
  Portfolio

 Met/Franklin Low Duration Total Return        --        0.79%         0.02%         0.77%
  Portfolio

 Met/Wellington Large Cap Research              --        0.84%         0.04%         0.80%
  Portfolio

 MetLife Asset Allocation 100 Portfolio      0.68%       1.01%           --          1.01%

 MetLife Balanced Plus Portfolio              0.42%       0.91%         0.00%         0.91%

 MetLife Multi-Index Targeted Risk           0.22%       0.66%           --          0.66%
  Portfolio

 MFS(R) Research International Portfolio        --        1.01%         0.06%         0.95%

 Morgan Stanley Mid Cap Growth                 --        0.93%         0.01%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio            --        0.96%         0.08%         0.88%

 PanAgora Global Diversified Risk            0.04%       1.54%         0.20%         1.34%
  Portfolio

 PIMCO Inflation Protected Bond                 --        0.87%         0.01%         0.86%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.77%         0.04%         0.73%

 Pyramis(R) Government Income Portfolio         --        0.70%         0.00%         0.70%

 Pyramis(R) Managed Risk Portfolio           0.53%       1.27%         0.11%         1.16%

 Schroders Global Multi-Asset Portfolio       0.01%       0.98%           --          0.98%

 SSGA Growth and Income ETF Portfolio        0.22%       0.78%           --          0.78%

 SSGA Growth ETF Portfolio                    0.24%       0.83%           --          0.83%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Value Portfolio       0.57%         0.25%        0.02%

 METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio       0.25%         0.30%        0.03%

 BlackRock Bond Income Portfolio                0.32%         0.25%       0.04%

 BlackRock Capital Appreciation Portfolio      0.69%          --          0.02%

 BlackRock Ultra-Short Term Bond                0.34%         0.25%       0.03%
  Portfolio

 Jennison Growth Portfolio                     0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%       0.05%
  Portfolio

 Met/Dimensional International Small           0.81%         0.25%        0.14%
  Company Portfolio

 Met/Wellington Core Equity                     0.70%         0.15%       0.02%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio         0.09%         0.25%        0.02%

 MetLife Asset Allocation 40 Portfolio          0.06%         0.25%         --

 MetLife Asset Allocation 60 Portfolio         0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio          0.05%         0.25%         --

 MFS(R) Total Return Portfolio                 0.55%         0.25%        0.05%

 MFS(R) Value Portfolio                         0.70%         0.25%       0.02%

 Neuberger Berman Genesis Portfolio            0.81%         0.25%        0.03%

 Western Asset Management Strategic             0.59%         0.25%       0.04%
  Bond Opportunities Portfolio




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 T. Rowe Price Large Cap Value Portfolio        --        0.84%           --          0.84%

 METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio        --        0.58%         0.01%         0.57%

 BlackRock Bond Income Portfolio                 --        0.61%         0.00%         0.61%

 BlackRock Capital Appreciation Portfolio       --        0.71%         0.05%         0.66%

 BlackRock Ultra-Short Term Bond                 --        0.62%         0.02%         0.60%
  Portfolio

 Jennison Growth Portfolio                      --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.20%         0.09%         1.11%
  Portfolio

 Met/Dimensional International Small            --        1.20%         0.01%         1.19%
  Company Portfolio

 Met/Wellington Core Equity                      --        0.87%         0.12%         0.75%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio        0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio         0.56%       0.87%           --          0.87%

 MetLife Asset Allocation 60 Portfolio        0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio         0.65%       0.95%           --          0.95%

 MFS(R) Total Return Portfolio                  --        0.85%           --          0.85%

 MFS(R) Value Portfolio                          --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio             --        1.09%         0.01%         1.08%

 Western Asset Management Strategic              --        0.88%         0.04%         0.84%

  Bond Opportunities Portfolio


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio

     Met/Aberdeen Emerging Markets Equity Portfolio (formerly MFS(R) Emerging Markets Equity Portfolio)

     Met/Franklin Low Duration Total Return Portfolio

     Met/Wellington Large Cap Research Portfolio (formerly WMC Large Cap Research Portfolio)

     MetLife Asset Allocation 100 Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio

     Pyramis(R) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     Barclays Aggregate Bond Index Portfolio (Class G)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock Money Market Portfolio)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     Met/Wellington Core Equity Opportunities Portfolio (Class E)

     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small Capital-         Seeks long-term growth of capital.
 ization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 MET INVESTORS SERIES TRUST (CLASS B)

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
                                              income.
 Allianz Global Investors Dynamic             Seeks total return.
 Multi-Asset Plus Portfolio
 AQR Global Risk Balanced Portfolio           Seeks total return.
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio                                    income.
 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
                                              estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 Invesco Comstock Portfolio                   Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio              Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio                                    income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 Met/Aberdeen Emerging Markets Equity         Seeks capital appreciation.
 Portfolio (formerly MFS(R) Emerging
 Markets Equity Portfolio)
 Met/Franklin Low Duration Total Return       Seeks a high level of current income, while
 Portfolio                                    seeking preservation of shareholders' capital.
 Met/Wellington Large Cap Research            Seeks long-term capital appreciation.
 Portfolio (formerly WMC Large Cap
 Research Portfolio)
 MetLife Asset Allocation 100 Portfolio       Seeks growth of capital.
 MetLife Balanced Plus Portfolio              Seeks a balance between a high level of
                                              current income and growth of capital, with a
                                              greater emphasis on growth of capital.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Capital Research and Management
                                              Company
 American Funds Global Small Capital-         Capital Research and Management
 ization Fund                                 Company
 American Funds Growth Fund                   Capital Research and Management
                                              Company
 MET INVESTORS SERIES TRUST (CLASS B)

 AB Global Dynamic Allocation Portfolio       MetLife Advisers, LLC
                                              Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic             MetLife Advisers, LLC
 Multi-Asset Plus Portfolio                   Subadviser: Allianz Global Investors
                                              U.S. LLC
 AQR Global Risk Balanced Portfolio           MetLife Advisers, LLC
                                              Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         MetLife Advisers, LLC
 Portfolio                                    Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio               MetLife Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Clarion Global Real Estate Portfolio         MetLife Advisers, LLC
                                              Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      MetLife Advisers, LLC
                                              Subadviser: ClearBridge Investments, LLC
 Invesco Balanced-Risk Allocation Portfolio   MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio                   MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio              MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            MetLife Advisers, LLC
 Portfolio                                    Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value Portfolio           MetLife Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Met/Aberdeen Emerging Markets Equity         MetLife Advisers, LLC
 Portfolio (formerly MFS(R) Emerging          Subadviser: Aberdeen Asset Managers
 Markets Equity Portfolio)                    Limited
 Met/Franklin Low Duration Total Return       MetLife Advisers, LLC
 Portfolio                                    Subadviser: Franklin Advisers, Inc.
 Met/Wellington Large Cap Research            MetLife Advisers, LLC
 Portfolio (formerly WMC Large Cap            Subadviser: Wellington Management
 Research Portfolio)                          Company LLP
 MetLife Asset Allocation 100 Portfolio       MetLife Advisers, LLC
 MetLife Balanced Plus Portfolio              MetLife Advisers, LLC
                                              Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 MetLife Multi-Index Targeted Risk          Seeks a balance between growth of capital
 Portfolio                                  and current income, with a greater emphasis
                                            on growth of capital.
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth              Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio        Seeks capital appreciation.
 PanAgora Global Diversified Risk           Seeks total return.
 Portfolio
 PIMCO Inflation Protected Bond Portfolio   Seeks maximum real return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PIMCO Total Return Portfolio               Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 Pyramis(R) Government Income Portfolio     Seeks a high level of current income,
                                            consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio          Seeks total return.
 Schroders Global Multi-Asset Portfolio     Seeks capital appreciation and current
                                            income.
 SSGA Growth and Income ETF Portfolio       Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                  Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
                                            investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 METROPOLITAN SERIES FUND

 Barclays Aggregate Bond Index Portfolio    Seeks to track the performance of the
 (Class G)                                  Barclays U.S. Aggregate Bond Index.
 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
 (Class B)                                  from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio   Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio (Class B) (formerly BlackRock    consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)        Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio (Class B)
 Met/Dimensional International Small        Seeks long-term capital appreciation.
 Company Portfolio (Class B)
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio (Class E)          over time and, secondarily, long-term capital
                                            appreciation and current income.
 MetLife Asset Allocation 20 Portfolio      Seeks a high level of current income, with
 (Class B)                                  growth of capital as a secondary objective.
 MetLife Asset Allocation 40 Portfolio      Seeks high total return in the form of income
 (Class B)                                  and growth of capital, with a greater
                                            emphasis on income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 MetLife Multi-Index Targeted Risk          MetLife Advisers, LLC
 Portfolio                                  Subadviser: Overlay Portion: MetLife
                                            Investment Advisors, LLC
 MFS(R) Research International Portfolio    MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Mid Cap Growth              MetLife Advisers, LLC
 Portfolio                                  Subadviser: Morgan Stanley Investment
                                            Management Inc.
 Oppenheimer Global Equity Portfolio        MetLife Advisers, LLC
                                            Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk           MetLife Advisers, LLC
 Portfolio                                  Subadviser: PanAgora Asset Management,
                                            Inc.
 PIMCO Inflation Protected Bond Portfolio   MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 PIMCO Total Return Portfolio               MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 Pyramis(R) Government Income Portfolio     MetLife Advisers, LLC
                                            Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio          MetLife Advisers, LLC
                                            Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio     MetLife Advisers, LLC
                                            Subadvisers: Schroder Investment
                                            Management North America Inc.; Schroder
                                            Investment Management North America
                                            Limited
 SSGA Growth and Income ETF Portfolio       MetLife Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                  MetLife Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio    MetLife Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 Barclays Aggregate Bond Index Portfolio    MetLife Advisers, LLC
 (Class G)                                  Subadviser: MetLife Investment Advisors,
                                            LLC
 BlackRock Bond Income Portfolio            MetLife Advisers, LLC
 (Class B)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio   MetLife Advisers, LLC
 (Class A)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio (Class B) (formerly BlackRock    Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)        MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth             MetLife Advisers, LLC
 Portfolio (Class B)                        Subadviser: Loomis, Sayles & Company, L.P.
 Met/Dimensional International Small        MetLife Advisers, LLC
 Company Portfolio (Class B)                Subadviser: Dimensional Fund Advisors LP
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio (Class E)          Subadviser: Wellington Management
                                            Company LLP
 MetLife Asset Allocation 20 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 40 Portfolio      MetLife Advisers, LLC
 (Class B)

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 MetLife Asset Allocation 60 Portfolio     Seeks a balance between a high level of
 (Class B)                                 current income and growth of capital, with a
                                           greater emphasis on growth of capital.
 MetLife Asset Allocation 80 Portfolio     Seeks growth of capital.
 (Class B)
 MFS(R) Total Return Portfolio (Class B)   Seeks a favorable total return through
                                           investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class B)          Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio        Seeks high total return, consisting principally
 (Class B)                                 of capital appreciation.
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)         with preservation of capital.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 MetLife Asset Allocation 60 Portfolio     MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 80 Portfolio     MetLife Advisers, LLC
 (Class B)
 MFS(R) Total Return Portfolio (Class B)   MetLife Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 MFS(R) Value Portfolio (Class B)          MetLife Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Neuberger Berman Genesis Portfolio        MetLife Advisers, LLC
 (Class B)                                 Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 Western Asset Management Strategic Bond   MetLife Advisers, LLC
 Opportunities Portfolio (Class B)         Subadviser: Western Asset Management
                                           Company